Asset Retirement Obligation	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATION

NOTE 13 – ASSET RETIREMENT OBLIGATION

Changes in the asset retirement obligation for the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Asset retirement obligation, beginning of period	$826,637	$792,747
Reduction in liability due to transfer of Cactus Mill property	-	(40,802)
Obligation incurred:
Kiewit properties	283,347	-
JJS property	31,016	-
Accretion expense	92,514	74,692
Asset retirement obligation, end of period	$1,233,514	$826,637

In early 2020, the Company updated the asset retirement obligation to reflect a plan for reclamation and closure of the Kiewit and JJS properties at the end of their lives which resulted in an increase of estimated undiscounted costs of $198,365. The asset retirement asset and obligation increased by $125,363 as a result of a change in the estimated timing of costs and the impact of discounting the costs to present value. The estimated reclamation costs were discounted using credit adjusted, risk-free interest rate of 10% from the time the Company incurred the obligation to the time the Company expect to pay the retirement obligation.

In late 2020, the Company received notification regarding an increase in its reclamation bond which resulted in a re-assessment of its original reclamation cost estimate. As a result of this reassessment, the asset retirement asset and asset retirement obligation balances were increased by $189,000. The estimated reclamation costs were discounted using credit adjusted, risk-free interest rate of 10% from the time the Company incurred the obligation to the time the Company expect to pay the retirement obligation.

During the year ended December 31, 2019, the Cactus Mill property was returned to Clifton as part of the terms of the Amended Lease (Note 7). The net asset retirement cost of $17,120 and obligation of $40,802 relating to the Cactus Mill property were eliminated resulting in a gain on settlement of asset retirement obligation of $20,451 recognized in general and administrative expense in the statement of operations.